CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 19,056	$ 31,985
Short-term interest bearing deposits	67,000	33,000
Available-for-sale marketable securities	40,714	36,325
Trade receivables (net of allowance for doubtful accounts of $40 as of December 31, 2011 and 2010)	8,655	8,988
Other accounts receivable and prepaid expenses	1,837	1,178
Deferred tax assets, net		3,443
Inventories	5,788	4,522
Total current assets	143,050	119,441
NON-CURRENT ASSETS:
Severance pay fund	5,215	5,209
Long term investment and others	337	335
Total non-current assets	5,552	5,544
PROPERTY AND EQUIPMENT, NET	828	419
INTANGIBLE ASSETS, NET	1,205	1,181
GOODWILL	96,276	96,276
Total assets	246,911	222,861
CURRENT LIABILITIES:
Trade payables	2,319	1,289
Other accounts payable and accrued expenses	6,352	6,569
Total current liabilities	8,671	7,858
ACCRUED SEVERANCE PAY	6,081	5,974
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value Authorized: 50,000,000 shares at December 31, 2011 and December 31, 2010, respectively; Issued and outstanding: 27,054,663 and 26,033,876 shares at December 31, 2011 and December 31, 2010, respectively.	155	149
Additional paid-in capital	288,641	271,959
Accumulated other comprehensive income (loss)	(960)	540
Accumulated deficit	(55,677)	(63,619)
Total shareholders' equity	232,159	209,029
Total liabilities and shareholders' equity	$ 246,911	$ 222,861